Property, plant and equipment	12 Months Ended
Dec. 31, 2023
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Property, plant and equipment

Note 9. Property, plant and equipment

Accounting policy

Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.

Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.

The estimated useful lives are as follows:

•	Buildings and other outside improvements	10-20 years
•	Leasehold improvements	5-10 years
•	Office furniture	10 years
•	Laboratory equipment	3-10 years
•	Office equipment	5 years
•	IT equipment	3 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”

Before IFRS 16 adoption as of January 1, 2019, payments made under operating leases were expensed on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.

If, according to the terms of a lease, it appeared that substantially all the risks and rewards incidental to ownership were transferred from the lessor to the lessee, the associated leased assets were initially recognized as an asset at the lower of their fair value and the present value of the minimum lease payments and subsequently depreciated or impaired, as necessary. Finance lease assets were transferred to Right-of-use assets upon adoption. The associated financial obligations were reported in the line item “non-current financial debt” and “current financial debt.” Such amounts were reclassified to lease debts on the date of adoption.

Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2021	16,765	4,436	3,171	47,301	71,673
Additions	2,956	5,352	1,339	6,035	15,682
Disposal	-	-	-	(2)	(2)
Reclassification	(1,694)	52,577	(612)	(50,208)	63
Depreciation & impairment expense	(2,442)	(4,065)	(767)	-	(7,275)
Translation adjustments	(852)	(228)	(75)	(141)	(1,296)
Net book value as of December 31, 2021	14,733	58,072	3,056	2,985	78,846
Gross value at end of period	22,426	75,511	5,043	2,985	105,965
Accumulated depreciation and impairment at end of period	(7,693)	(17,440)	(1,987)	(0)	(27,119)

Net book value as of January 1, 2022	14,733	58,072	3,056	2,985	78,846
Additions	56	311	364	2,113	2,844
Disposal	(3)	(193)	(453)	(1,057)	(1,706)
Reclassification	(1,359)	4,211	28	(2,973)	(93)
Depreciation & impairment expense	(1,944)	(8,516)	(711)	0	(11,171)
Translation adjustments	(646)	(220)	(7)	(116)	(989)
Reclassification to assets held for sale	(1,517)	(2,593)	-	-	(4,110)
Net book value as of December 31, 2022	9,321	51,072	2,277	952	63,621
Gross value at end of period	17,742	72,847	4,914	952	96,454
Accumulated depreciation and impairment at end of period	(8,421)	(21,775)	(2,637)	-	(32,832)

Net book value as of January 1, 2023	9,321	51,072	2,277	952	63,621
Additions	-	60	19	993	1,071
Disposal	(173)	(153)	(1)	(64)	(391)
Reclassification	332	258	3	(593)	-
Depreciation & impairment expense	(1,911)	(7,191)	(963)	-	(10,064)
Translation adjustments	298	85	20	40	443
Net book value as of December 31, 2023	7,868	44,131	1,354	1,328	54,681
Gross value at end of period	18,544	73,483	4,973	1,271	98,270
Accumulated depreciation and impairment at end of period	(10,676)	(29,351)	(3,619)	57	(43,589)

For the year ended December 31, 2023, we continued our investments in research and development equipment in both the United States of America and France.

Assets under construction as of December 31, 2023 primarily relates to Cellectis’ raw and starting materials manufacturing facility and offices in Paris ($1.0 million). The assets put into service in 2023 in technical equipment mainly concern Paris Buildings for $0.6 million.

Entity-wide disclosures:

In 2023, approximately $12 million of our PP&E related to France, while approximately $43 million related to the United States.

In 2022, approximately $14 million of our PP&E related to France, while approximately $50 million related to the United States.

In 2021, approximately $17 million of our PP&E relate to France, while approximately $62 million relate to the United States.